6. STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Working capital
Stock options activity
	2018
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	116	$37,090
Options granted	—	$—
Options exercised	—	$—
Options expired/forfeited	—	$—
Outstanding at end of the period	116	$37,090

	2016
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	132	$36,000
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(7)	$74,160
Outstanding at end of year	125	$37,920
Options available for issue	-

	2017
		Weighted Average
	Shares	Exercise Price
Outstanding at beginning of year	125	$37,920
Options granted	-	$-
Options exercised	-	$-
Options expired/forfeited	(7)	$48,613
Outstanding at end of year	118	$37,090
Options available for issue	-

		Weighted Average
	Shares	Exercise Price
Options Vested as of December 31, 2016	117	$38,640
Options vested in 2017	-	$-
Options vested as of December 31, 2017	117	$38,640

		Weighted Average
	Shares	Exercise Price
Options Unvested as of December 31, 2016	8	$39,200
Options vested in 2017	(-)	$-
Options expired/forfeited in 2017	(7)	$48,613
Options Unvested as of December 31, 2017	1